Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill [Line Items]
Goodwill, Total	$ 4,454	$ 4,454
Goodwill, net, begining	4,454	0
Acquisitions (Note 15)	0	4,454
Goodwill, net	4,454	4,454
Bondly HKMember
Goodwill [Line Items]
Goodwill, Total	4,454	4,454
Goodwill, net, begining	4,454
Goodwill, net	$ 4,454	$ 4,454